Document and Entity Information	Jan. 23, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address Address Line 1	838 Walker Road,
Entity Address Address Line 2	Suite 21-2105
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19904
City Area Code	512
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001839341
Amendment Flag	false
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	CORZ
Security Exchange Name	NONE
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Trading Symbol	CORZW
Security Exchange Name	NONE
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Trading Symbol	CORZZ
Security Exchange Name	NONE